Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011 Months year	Dec. 31, 2010	Dec. 31, 2009
Funds Deposited by Counterparties
Number of months beyond which company can not predict the holding of collateral (in months)		12
Discontinued Operations
Criteria for classification as discontinued operations, period for completion of sale (in years)		1
Project Development Costs and Capitalized Interest
Amount of interest capitalized		$ 80	$ 36	$ 37
Income Taxes
Unrecognized tax benefits, more-likely-than-not threshold percentage		50.00%
Revenue Recognition
Energy revenues from resales of purchased power	251	186	158
Unbilled revenues		318	282
Cost of Energy for Retail Operations
Transmission and distribution charges not yet billed		87	61
Foreign Currency Translation and Transaction Gains and Losses
Cumulative translation adjustment		72	76
Gross Receipts and Sales Taxes
Gross receipts taxes included in revenue and cost of operations	55	64	67
Marketing and Advertising Expense [Abstract]
Marketing and advertising expense		$ 127	$ 81	$ 47